Non-Controlling Interests	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Non-Controlling Interests	26. NON-CONTROLLING INTERESTS

	30 June 2019	31 December 2018
	£m	£m
PSA Finance UK Limited	159	151

	159	151